Vessel Purchase Prepayments (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Equipment Prepayment Activity

(in thousands of $)	2019	2018
At January 1	421,472	72,000
Additions	—	349,000
Capitalized interest	—	472
Transfer to vessels and equipment	(72,000)	—
At December 31	349,472	421,472